VACATION OWNERSHIP MORTGAGES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
VACATION OWNERSHIP MORTGAGES RECEIVABLE
Schedule of mortgages receivable

	December 31, 2015	December 31, 2014
Acquired vacation ownership mortgages receivables at various stated interest rates with varying payment through 2024 (see below)	$23,362	$33,953
Originated vacation ownership mortgages receivables at various stated interest rates with varying payment through 2025 (see below)	10,811	2,896
Less allowance for loan losses	(1,935)	(347)

Net vacation ownership mortgages receivable	$32,238	$36,502

Schedule of changes in accretable yield

Accretable Yield	Year Ended December 31, 2015
(In thousands)
Balance, beginning of period	$15,406
Accretion	(4,257)
Reclassification between nonaccretable difference	557

Balance, end of period	$11,706

Nonaccretable difference, end of period balance	$5,554

Accretable Yield	October 1, 2014 through December 31, 2014
Balance, beginning of period	$14,413
Accretion	(1,293)
Reclassification between nonaccretable difference	2,286

Balance, end of period	$15,406

Nonaccretable difference, end of period balance	$14,260

Schedule to mature mortgages receivables

        Vacation ownership mortgages receivables as of December 31, 2015 are scheduled to mature as follows (in thousands):

	Vacation Ownership Mortgages Receivable
Twelve month period ending December 31,	Acquired loans	Originated loans	Total
2016	$5,313	$600	$5,913
2017	4,510	685	5,195
2018	3,665	745	4,410
2019	3,146	831	3,977
2020	3,217	925	4,142
2021 and thereafter	7,655	7,025	14,680

Total	27,506	10,811	38,317
Less: discount on acquired loans(1)	(4,144)	—	(4,144)
Less: allowance for losses	—	(1,935)	(1,935)

Net vacation ownership mortgages receivable	$23,362	$8,876	$32,238

Weighted average stated interest rate as of December 31, 2015	14.0%	13.9%
Range of stated interest rates as of December 31, 2015	12.5% to 17.9%	12.9% to 14.9%

(1)

The difference between the contractual principal amount of acquired loans of $27.5 million and the net carrying amount of $23.4 million as of December 31, 2015 is related to the application of ASC 310-30.

Schedule of past-due and nonaccrual status of mortgages receivable

       Our aged analysis of past-due vacation ownership mortgages receivable and the gross balance of vacation ownership mortgages receivable greater than 90 days past-due as of December 31, 2015 is as follows (in thousands):

	Vacation Ownership Mortgages Receivable
	Acquired loans	Originated loans	Total
Receivables past due	$1,046	$243	$1,289
Receivables greater than 90 days past due	$206	$27	$233

        Our aged analysis of past-due vacation ownership mortgages receivable and the gross balance of vacation ownership mortgages receivable greater than 90 days past-due as of December 31, 2014 is as follows (in thousands):

	Vacation Ownership Mortgages Receivable
	Acquired loans	Originated loans	Total
Receivables past due	$1,152	$149	$1,301
Receivables greater than 90 days past due	$148	$0	$148